STATEMENT OF INVESTMENTS
December 31, 2024 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1%
Advertising — .1%
Neptune BidCo US, Inc., Sr. Scd. Notes(c)		9.29	4/15/2029	206,000	191,833
Aerospace & Defense — .1%
Goat Holdco LLC, Sr. Scd. Notes(c)		6.75	2/1/2032	174,000	172,492
Airlines — .4%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes(c)		5.75	4/20/2029	456,130	452,699
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(c)		9.88	9/20/2031	132,000	140,387
					593,086
Automobiles & Components — .6%
Grupo Antolin-Irausa SA, Sr. Scd. Bonds(c)	EUR	3.50	4/30/2028	390,000	300,290
IHO Verwaltungs GmbH, Sr. Scd. Notes(c),(d)		7.75	11/15/2030	203,000	202,903
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(c)		6.25	2/1/2029	493,000	424,309
					927,502
Banks — .2%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(e)		3.88	2/18/2026	162,000	157,694
Freedom Mortgage Corp., Sr. Unscd. Notes(c)		6.63	1/15/2027	159,000	159,194
					316,888
Building Materials — .5%
Cornerstone Building Brands, Inc., Sr. Scd. Notes(c)		9.50	8/15/2029	345,000	336,205
Eco Material Technologies, Inc., Sr. Scd. Notes(c)		7.88	1/31/2027	230,000	234,865
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes(c)		6.75	4/1/2032	186,000	186,988
					758,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Chemicals — .9%
Celanese US Holdings LLC, Gtd. Notes		6.95	11/15/2033	120,000	124,602
Innophos Holdings, Inc., Bonds(c)		11.50	6/15/2029	389,760	405,351
Mativ Holdings, Inc., Sr. Unscd. Notes(c)		8.00	10/1/2029	217,000	209,285
Olympus Water US Holding Corp., Sr. Scd. Notes(c)	EUR	9.63	11/15/2028	230,000	254,345
Rain Carbon, Inc., Sr. Scd. Notes(c)		12.25	9/1/2029	110,000	116,396
WR Grace Holdings LLC, Sr. Unscd. Notes(c)		5.63	8/15/2029	244,000	224,683
					1,334,662
Collateralized Loan Obligations Debt — 53.0%
Adagio IX EUR DAC CLO, Ser. IX-A, Cl. E, (3 Month EURIBOR +6.02%)(c),(f)	EUR	9.50	9/15/2034	1,000,000	1,011,395
Adagio VIII DAC CLO, Ser. VIII-A, Cl. E, (3 Month EURIBOR +6.03%)(c),(f)	EUR	9.21	4/15/2032	3,000,000	3,006,600
Apidos CLO XXXI, Ser. 2019- 31A, Cl. ER, (3 Month SOFR +6.86%)(c),(f)		11.52	4/15/2031	2,000,000	2,011,050
Apidos XXX CLO, Ser. XXXA, Cl. DR, (3 Month SOFR +5.75%)(c),(f)		10.38	10/18/2031	3,000,000	3,021,171
Apidos XXXII CLO, Ser. 2019- 32A, Cl. ER, (3 Month SOFR +5.50%)(c),(f)		10.12	1/20/2033	1,550,000	1,556,107
Bain Capital Euro DAC CLO, Ser. 2021-2X, Cl. E, (3 Month EURIBOR +6.22%)(f)	EUR	9.44	7/17/2034	1,500,000	1,533,113
Barings Euro DAC CLO, Ser. 2015-1A, Cl. ERR, (3 Month EURIBOR +6.86%)(c),(f)	EUR	9.95	7/25/2035	1,500,000	1,518,383
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, (3 Month EURIBOR +5.79%)(c),(f)	EUR	8.86	7/27/2031	2,150,000	2,221,576

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Collateralized Loan Obligations Debt — 53.0% (continued)
Barings Euro DAC CLO, Ser. 2019-1A, Cl. ER, (3 Month EURIBOR +7.21%)(c),(f)	EUR	10.39	4/15/2036	1,500,000	1,535,145
BBAM US II Ltd. CLO, Ser. 2023-2A, Cl. D, (3 Month SOFR +8.15%)(c),(f)		12.81	10/15/2038	1,000,000	1,034,711
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month SOFR +7.24%)(c),(f)		11.86	1/19/2035	2,000,000	2,018,892
Blackrock European IX DAC CLO, Ser. 9A, Cl. E, (3 Month EURIBOR +6.32%)(c),(f)	EUR	9.21	12/15/2032	1,354,000	1,405,743
Capital Four I DAC CLO, Ser. 1A, Cl. E, (3 Month EURIBOR +6.47%)(c),(f)	EUR	9.65	1/15/2033	1,000,000	1,038,412
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, (3 Month EURIBOR +6.47%)(c),(f)	EUR	9.65	7/15/2034	1,000,000	1,036,362
Carlyle Euro DAC CLO, Ser. 2019-1A, Cl. D, (3 Month EURIBOR +6.12%)(c),(f)	EUR	9.01	3/15/2032	3,000,000	3,102,079
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, Cl. ER, (3 Month EURIBOR +8.03%)(c),(f)	EUR	11.21	1/16/2033	1,000,000	985,292
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, (3 Month EURIBOR +6.14%)(c),(f)	EUR	9.32	4/15/2034	1,500,000	1,543,163
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, (3 Month SOFR +7.75%)(c),(f)		12.37	1/20/2035	1,000,000	1,002,438
Contego VII DAC CLO, Ser. 7A, Cl. F, (3 Month EURIBOR +8.76%)(c),(f)	EUR	11.90	5/14/2032	3,500,000	3,625,477
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)(c),(f)		12.01	10/20/2034	3,000,000	3,030,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Collateralized Loan Obligations Debt — 53.0% (continued)
CVC Cordatus Loan Fund XII DAC CLO, Ser. 12A, Cl. F, (3 Month EURIBOR +7.11%)(c),(f)	EUR	10.25	1/23/2032	750,000	766,121
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, (3 Month EURIBOR +5.90%)(c),(f)	EUR	8.90	5/22/2032	1,000,000	1,039,187
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, (3 Month EURIBOR +8.85%)(c),(f)	EUR	11.91	7/29/2034	2,000,000	2,075,499
Dryden 66 Euro 2018 DAC CLO, Ser. 2018-66A, Cl. E, (3 Month EURIBOR +5.41%)(c),(f)	EUR	8.62	1/18/2032	2,000,000	2,047,271
Dryden 88 Euro 2020 DAC CLO, Ser. 2020-88A, Cl. E, (3 Month EURIBOR +6.01%)(c),(f)	EUR	9.23	7/20/2034	1,000,000	1,029,512
Elm Park DAC CLO, Ser. 1A, Cl. DRR, (3 Month EURIBOR +6.16%)(c),(f)	EUR	9.34	4/15/2034	1,167,000	1,222,091
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.22%)(c),(f)	EUR	9.40	10/15/2034	1,000,000	1,047,524
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +9.15%)(c),(f)	EUR	12.33	10/15/2034	1,000,000	1,036,601
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month SOFR +7.50%)(c),(f)		12.16	4/14/2035	1,300,000	1,311,812
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, (3 Month EURIBOR +6.07%)(c),(f)	EUR	9.29	7/20/2034	1,500,000	1,579,574

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Collateralized Loan Obligations Debt — 53.0% (continued)
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, (3 Month SOFR +7.31%)(c),(f)		11.97	4/15/2034	2,000,000	2,001,450
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.46%)(c),(f)	EUR	9.64	10/15/2034	1,000,000	1,036,421
KKR 14 Ltd. CLO, Ser. 14, Cl. ER, (3 Month SOFR +6.41%)(c),(f)		11.07	7/15/2031	1,500,000	1,509,079
KKR 22 Ltd. CLO, Ser. 22A, Cl. E, (3 Month SOFR +6.26%)(c),(f)		10.88	7/20/2031	3,600,000	3,619,523
Madison Park XXIX Ltd. CLO, Ser. 2018-29A, Cl. E, (3 Month SOFR +5.96%)(c),(f)		10.59	10/18/2030	2,750,000	2,765,485
Neuberger Berman Loan Advisers CLO 34 Ltd., Ser. 2019-34A, Cl. ER, (3 Month SOFR +6.50%)(c),(f)		11.12	1/20/2035	2,340,000	2,356,270
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, Cl. E, (3 Month SOFR +7.40%)(c),(f)		12.02	7/20/2034	3,000,000	2,993,538
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)(c),(f)		11.95	10/17/2034	1,150,000	1,079,448
Palmer Square European Loan Funding DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +8.45%)(c),(f)	EUR	11.63	4/15/2031	650,000	676,985
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +6.40%)(c),(f)	EUR	9.62	4/20/2032	2,600,000	2,700,872
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +8.84%)(c),(f)	EUR	12.06	4/20/2032	2,300,000	2,386,635
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.47%)(c),(f)	EUR	9.56	7/25/2034	2,000,000	2,070,662

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Collateralized Loan Obligations Debt — 53.0% (continued)
Toro European 6 DAC CLO, Ser. 6A, Cl. F, (3 Month EURIBOR +8.49%)(c),(f)	EUR	11.67	1/12/2032	1,500,000	1,478,797
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month SOFR +7.46%)(c),(f)		12.09	10/25/2034	2,000,000	2,018,506
Trinitas Euro V DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +9.34%)(c),(f)	EUR	12.43	10/25/2037	1,500,000	1,562,028
					80,648,138
Collateralized Loan Obligations Equity — .9%
Blackrock European VIII DAC CLO, Ser. 8A, Cl. SUB(c),(g),(h)	EUR	21.48	7/20/2032	1,425,000	866,477
Providus II DAC CLO, Ser. 2A, Cl. SUB(c),(g)	EUR	15.79	10/15/2038	1,000,000	493,656
					1,360,133
Commercial & Professional Services — 2.4%
Adtalem Global Education, Inc., Sr. Scd. Notes(c)		5.50	3/1/2028	161,000	158,087
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Bonds(c)	EUR	5.25	10/15/2026	250,000	261,924
Albion Financing 2 Sarl, Sr. Unscd. Notes(c)		8.75	4/15/2027	311,000	318,377
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(c)		6.00	6/1/2029	200,000	182,446
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(c)	GBP	4.88	6/1/2028	320,000	373,255
Amber Finco PLC, Sr. Scd. Bonds(c)	EUR	6.63	7/15/2029	200,000	219,577
Belron UK Finance PLC, Sr. Scd. Bonds(c)	EUR	4.63	10/15/2029	110,000	116,949
House of HR Group BV, Sr. Scd. Bonds(c)	EUR	9.00	11/3/2029	490,000	507,669
La Financiere Atalian, Sr. Scd. Notes(d)	EUR	8.50	6/30/2028	514,626	250,513

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Commercial & Professional Services — 2.4% (continued)
Raven Acquisition Holdings LLC, Sr. Scd. Notes(c)		6.88	11/15/2031	223,000	221,321
Techem Verwaltungsgesellschaft 675 mbH, Ser. NOv, Sr. Scd. Bonds(c)	EUR	5.38	7/15/2029	200,000	214,474
Verisure Midholding AB, Gtd. Notes(c)	EUR	5.25	2/15/2029	665,000	691,132
Veritiv Operating Co., Sr. Scd. Notes(c)		10.50	11/30/2030	170,000	183,299
					3,699,023
Consumer Discretionary — 1.9%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(c)	EUR	7.25	4/30/2030	425,000	472,025
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(c)		7.88	4/30/2029	205,000	211,477
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(c)		4.63	4/1/2030	190,000	172,594
Carnival Corp., Gtd. Notes(c)		6.00	5/1/2029	138,000	137,779
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(c)		8.00	2/1/2028	241,000	236,998
Green BidCo SA, Sr. Scd. Bonds(c)	EUR	10.25	7/15/2028	290,000	251,327
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(c)		4.88	5/1/2029	290,000	273,601
Miller Homes Group Finco PLC, Sr. Scd. Bonds(c)	GBP	7.00	5/15/2029	360,000	438,923
Motel One GmbH/Muenchen, Sr. Scd. Bonds(c)	EUR	7.75	4/2/2031	140,000	156,455
Station Casinos LLC, Gtd. Notes(c)		4.63	12/1/2031	246,000	220,574
Versuni Group BV, Sr. Scd. Bonds(c)	EUR	3.13	6/15/2028	400,000	393,623
					2,965,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Consumer Durables & Apparel — .1%
S&S Holdings, Sr. Scd. Notes(c)		8.38	10/1/2031	114,000	115,367
Diversified Financials — 2.5%
AG Issuer LLC, Sr. Scd. Notes(c)		6.25	3/1/2028	203,000	202,208
Ally Financial, Inc., Sub. Notes		6.70	2/14/2033	110,000	110,943
Encore Capital Group, Inc., Sr. Scd. Notes(c)	GBP	4.25	6/1/2028	580,000	685,541
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(c)		9.25	2/1/2029	96,000	99,164
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(c)	GBP	7.75	11/1/2025	455,000	383,778
Garfunkelux Holdco 3 SA, Sr. Scd. Notes(c),(f)	EUR	6.75	11/1/2025	349,000	241,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	137,000	129,833
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		9.00	6/15/2030	103,000	99,192
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(c)		6.13	11/1/2032	91,000	90,217
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(c)		7.13	4/30/2031	316,000	325,005
Nationstar Mortgage Holdings, Inc., Gtd. Notes(c)		5.75	11/15/2031	170,000	162,668
Nationstar Mortgage Holdings, Inc., Gtd. Notes(c)		6.50	8/1/2029	110,000	109,928
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	122,000	125,347
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	170,000	177,508
PennyMac Financial Services, Inc., Gtd. Notes(c)		7.13	11/15/2030	96,000	97,312
PennyMac Financial Services, Inc., Gtd. Notes(c)		7.88	12/15/2029	229,000	240,140
PHH Escrow Issuer LLC, Sr. Unscd. Notes(c)		9.88	11/1/2029	140,000	140,773

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Diversified Financials — 2.5% (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(c)	4.00	10/15/2033	163,000	135,908
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(c)	7.50	6/15/2031	169,000	174,010
				3,730,868
Energy — 3.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(c)	7.50	10/1/2029	392,000	401,270
Array Technologies, Inc., Sr. Unscd. Notes	1.00	12/1/2028	420,000	307,125
CITGO Petroleum Corp., Sr. Scd. Notes(c)	8.38	1/15/2029	150,000	154,683
Comstock Resources, Inc., Gtd. Notes(c)	6.75	3/1/2029	610,000	595,258
Encino Acquisition Partners Holdings LLC, Gtd. Notes(c)	8.50	5/1/2028	210,000	214,486
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(c)	8.75	5/1/2031	52,000	54,915
Energy Transfer LP, Jr. Sub. Notes, Ser. B(e)	6.63	2/15/2028	526,000	519,281
Gulfport Energy Operating Corp., Gtd. Notes(c)	6.75	9/1/2029	286,000	288,351
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(c)	7.63	8/15/2029	167,000	160,896
Matador Resources Co., Gtd. Notes(c)	6.50	4/15/2032	131,000	129,739
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(c)	8.25	9/1/2031	170,000	167,001
Noble Finance II LLC, Gtd. Notes(c)	8.00	4/15/2030	237,000	239,603
Northern Oil & Gas, Inc., Sr. Unscd. Notes(c)	8.13	3/1/2028	150,000	152,439
Northriver Midstream Finance LP, Sr. Scd. Notes(c)	6.75	7/15/2032	214,000	215,473
Rockies Express Pipeline LLC, Sr. Unscd. Notes(c)	4.80	5/15/2030	343,000	322,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Energy — 3.5% (continued)
SM Energy Co., Sr. Unscd. Notes(c)		6.75	8/1/2029	102,000	101,066
SM Energy Co., Sr. Unscd. Notes(c)		7.00	8/1/2032	51,000	50,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(c)		5.50	1/15/2028	50,000	48,133
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(c)		5.50	10/15/2029	467,000	436,515
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(c)		3.88	11/1/2033	445,000	382,626
Venture Global LNG, Inc., Sr. Scd. Notes(c)		7.00	1/15/2030	153,000	155,439
Venture Global LNG, Inc., Sr. Scd. Notes(c)		8.13	6/1/2028	221,000	230,073
					5,327,578
Environmental Control — .2%
Madison IAQ LLC, Sr. Unscd. Notes(c)		5.88	6/30/2029	130,000	122,894
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	223,000	206,135
					329,029
Food Products — .8%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(c)	GBP	8.13	5/14/2030	210,000	254,804
Fiesta Purchaser, Inc., Sr. Scd. Notes(c)		7.88	3/1/2031	114,000	119,143
Fiesta Purchaser, Inc., Sr. Unscd. Notes(c)		9.63	9/15/2032	162,000	170,113
Irca SpA/Gallarate, Sr. Scd. Bonds, (3 Month EURIBOR +3.75%)(c),(f)	EUR	6.63	12/15/2029	170,000	178,266
Market BidCo Finco PLC, Sr. Scd. Notes(c)	EUR	4.75	11/4/2027	210,000	213,196

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Food Products — .8% (continued)
Pilgrim’s Pride Corp., Gtd. Notes		3.50	3/1/2032	199,000	171,852
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed Ingredients, Inc., Scd. Notes(c)		4.63	3/1/2029	117,000	108,259
					1,215,633
Health Care — 3.2%
Bausch Health Cos., Inc., Gtd. Notes(c)		5.25	2/15/2031	55,000	29,477
Bausch Health Cos., Inc., Sr. Scd. Notes(c)		11.00	9/30/2028	269,000	255,865
CAB SELAS, Sr. Scd. Notes(c)	EUR	3.38	2/1/2028	160,000	154,345
Cerba Healthcare SACA, Sr. Scd. Bonds(c)	EUR	3.50	5/31/2028	170,000	145,919
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Bonds(c)	EUR	4.38	1/15/2028	320,000	308,145
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes(c)		5.50	1/15/2028	240,000	218,633
CHS/Community Health Systems, Inc., Scd. Notes(c)		6.88	4/15/2029	305,000	230,728
CHS/Community Health Systems, Inc., Sr. Scd. Notes(c)		5.25	5/15/2030	209,000	171,854
CHS/Community Health Systems, Inc., Sr. Scd. Notes(c)		10.88	1/15/2032	141,000	145,650
Cidron Aida Finco Sarl, Sr. Scd. Bonds(c)	GBP	6.25	4/1/2028	355,000	425,039
Global Medical Response, Inc., Sr. Scd. Notes(c),(d)		10.00	10/31/2028	389,149	390,721
LifePoint Health, Inc., Sr. Scd. Notes(c)		9.88	8/15/2030	366,000	395,356
LifePoint Health, Inc., Sr. Unscd. Notes(c)		10.00	6/1/2032	128,000	130,304
Neopharmed Gentili SpA, Sr. Scd. Bonds(c)	EUR	7.13	4/8/2030	340,000	374,399
Nidda Healthcare Holding GmbH, Sr. Scd. Bonds(c)	EUR	5.63	2/21/2030	280,000	299,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Health Care — 3.2% (continued)
Option Care Health, Inc., Gtd. Notes(c)		4.38	10/31/2029	152,000	140,322
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(c)		6.75	5/15/2034	250,000	248,431
Radiology Partners, Inc., Scd. Notes(c),(d)		9.78	2/15/2030	91,000	85,029
Radiology Partners, Inc., Sr. Scd. Notes(c),(d)		7.78	1/31/2029	74,277	73,442
Ray Financing LLC, Sr. Scd. Bonds(c)	EUR	6.50	7/15/2031	160,000	173,677
Select Medical Corp., Gtd. Notes(c)		6.25	12/1/2032	56,000	53,976
Sotera Health Holdings LLC, Sr. Scd. Notes(c)		7.38	6/1/2031	127,000	128,822
Surgery Center Holdings, Inc., Gtd. Notes(c)		7.25	4/15/2032	185,000	188,949
US Acute Care Solutions LLC, Sr. Scd. Notes(c)		9.75	5/15/2029	169,000	172,441
					4,941,339
Industrial — 1.3%
Artera Services LLC, Sr. Scd. Notes(c)		8.50	2/15/2031	159,942	154,330
Assemblin Caverion Group AB, Sr. Scd. Bonds(c)	EUR	6.25	7/1/2030	270,000	294,141
CEME SpA, Sr. Scd. Notes, (3 Month EURIBOR +4.50%)(f)	EUR	7.18	9/30/2031	450,000	463,899
Dynamo Newco II GmbH, Sr. Scd. Bonds(c)	EUR	6.25	10/15/2031	149,000	159,097
GrafTech Finance, Inc., Sr. Scd. Notes(c)		4.63	12/23/2029	215,000	174,258
GrafTech Global Enterprises, Inc., Scd. Notes(c)		9.88	12/23/2029	156,000	148,200
Husky Injection Molding Systems Ltd. /Titan Co- Borrower LLC, Sr. Scd. Notes(c)		9.00	2/15/2029	165,000	172,467

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Industrial — 1.3% (continued)
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)(c),(f)	EUR	8.18	7/15/2029	140,000	146,777
TK Elevator Midco GmbH, Sr. Scd. Bonds(c)	EUR	4.38	7/15/2027	320,000	331,555
					2,044,724
Information Technology — 1.2%
AthenaHealth Group, Inc., Sr. Unscd. Notes(c)		6.50	2/15/2030	729,000	693,524
Cloud Software Group, Inc., Scd. Notes(c)		9.00	9/30/2029	173,000	175,862
Cloud Software Group, Inc., Sr. Scd. Notes(c)		6.50	3/31/2029	258,000	253,559
Elastic NV, Sr. Unscd. Notes(c)		4.13	7/15/2029	349,000	323,880
Ellucian Holdings, Inc., Sr. Scd. Notes(c)		6.50	12/1/2029	101,000	101,295
UKG, Inc., Sr. Scd. Notes(c)		6.88	2/1/2031	269,000	273,198
					1,821,318
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(c)		7.50	11/6/2030	144,000	148,430
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(c)		8.25	2/1/2029	110,000	114,017
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(c)		6.75	4/15/2028	260,000	261,490
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(c)		7.00	1/15/2031	60,000	60,300
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(c)		7.38	10/1/2032	141,000	142,474
Ardonagh Finco Ltd., Sr. Scd. Bonds(c)	EUR	6.88	2/15/2031	100,000	107,013
Ardonagh Finco Ltd., Sr. Scd. Notes(c)		7.75	2/15/2031	239,000	246,368
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(c)		8.88	2/15/2032	200,000	208,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Insurance — 1.1% (continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(c)		7.25	2/15/2031	200,000	203,467
Panther Escrow Issuer LLC, Sr. Scd. Notes(c)		7.13	6/1/2031	132,000	133,463
					1,625,034
Internet Software & Services — .4%
Arches Buyer, Inc., Sr. Scd. Notes(c)		4.25	6/1/2028	124,000	114,021
Arches Buyer, Inc., Sr. Unscd. Notes(c)		6.13	12/1/2028	134,000	119,783
Match Group Holdings II LLC, Sr. Unscd. Notes(c)		4.13	8/1/2030	208,000	185,087
United Group BV, Sr. Scd. Bonds(c)	EUR	6.50	10/31/2031	125,000	132,208
					551,099
Materials — 1.0%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(c)		8.75	4/15/2030	291,000	295,526
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(c)		6.88	1/15/2030	204,000	205,635
LABL, Inc., Sr. Scd. Notes(c)		9.50	11/1/2028	281,000	281,728
LABL, Inc., Sr. Unscd. Notes(c)		10.50	7/15/2027	357,000	345,906
Mauser Packaging Solutions Holding Co., Scd. Notes(c)		9.25	4/15/2027	113,000	114,827
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(c)		7.88	4/15/2027	343,000	350,361
					1,593,983
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)		4.25	1/15/2034	118,000	95,869
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	176,000	151,592

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Media — 1.6% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)		5.38	6/1/2029	121,000	115,831
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes		5.38	5/1/2047	201,000	165,261
CSC Holdings LLC, Gtd. Notes(c)		4.13	12/1/2030	400,000	288,827
CSC Holdings LLC, Gtd. Notes(c)		11.25	5/15/2028	400,000	395,235
DISH Network Corp., Sr. Scd. Notes(c)		11.75	11/15/2027	406,000	430,521
Gray Television, Inc., Sr. Scd. Notes(c)		10.50	7/15/2029	110,000	110,113
Paramount Global, Sr. Unscd. Notes		4.95	1/15/2031	210,000	196,170
Scripps Escrow, Inc., Gtd. Notes(c)		5.88	7/15/2027	61,000	49,345
Virgin Media Finance PLC, Gtd. Notes(c)	EUR	3.75	7/15/2030	120,000	114,986
VZ Secured Financing BV, Sr. Scd. Notes(c)	EUR	3.50	1/15/2032	380,000	365,651
					2,479,401
Metals & Mining — 1.2%
Cleveland-Cliffs, Inc., Gtd. Notes(c)		6.88	11/1/2029	58,000	57,444
Compass Minerals International, Inc., Gtd. Notes(c)		6.75	12/1/2027	289,000	284,977
First Quantum Minerals Ltd., Scd. Notes(c)		9.38	3/1/2029	400,000	425,880
FMG Resources August 2006 Pty Ltd., Gtd. Notes(c)		4.38	4/1/2031	420,000	378,436
Samarco Mineracao SA, Sr. Unscd. Notes(d)		9.00	6/30/2031	499,058	488,413
Taseko Mines Ltd., Sr. Scd. Notes(c)		8.25	5/1/2030	159,000	162,497
					1,797,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Real Estate — 1.6%
Anywhere Real Estate Group LLC / Realogy Co- Issuer Corp., Gtd. Notes(c)		5.75	1/15/2029	153,000	122,655
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp., Scd. Notes(c)		7.00	4/15/2030	110,000	97,705
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	156,000	156,488
Emeria SASU, Sr. Scd. Bonds(c)	EUR	7.75	3/31/2028	970,000	911,403
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., Gtd. Notes(c)		4.25	2/1/2027	180,000	173,702
Rithm Capital Corp., Sr. Unscd. Notes(c)		8.00	4/1/2029	431,000	431,703
RLJ Lodging Trust LP, Sr. Scd. Notes(c)		4.00	9/15/2029	194,000	175,961
Starwood Property Trust, Inc., Sr. Unscd. Notes(c)		7.25	4/1/2029	159,000	163,302
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes(c)		10.50	2/15/2028	128,000	136,616
					2,369,535
Retailing — 1.1%
Agrifarma SpA, Sr. Scd. Bonds(c)	EUR	4.50	10/31/2028	354,000	368,082
Carvana Co., Sr. Scd. Notes(c),(d)		13.00	6/1/2030	150,165	165,027
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(c)		6.75	1/15/2030	228,000	210,533
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(c)		4.63	1/15/2029	159,000	148,101
Foundation Building Materials, Inc., Gtd. Notes(c)		6.00	3/1/2029	333,000	293,967

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Retailing — 1.1% (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(c)		7.75	10/15/2029	141,000	143,583
Staples, Inc., Sr. Scd. Notes(c)		10.75	9/1/2029	160,000	157,606
White Cap Buyer LLC, Sr. Unscd. Notes(c)		6.88	10/15/2028	145,000	144,132
					1,631,031
Technology Hardware & Equipment — .1%
Virtusa Corp., Sr. Unscd. Notes(c)		7.13	12/15/2028	206,000	196,941
Telecommunication Services — 3.1%
Altice France SA, Sr. Scd. Notes(c)		5.50	1/15/2028	600,000	444,672
C&W Senior Finance Ltd., Sr. Unscd. Notes(c)		6.88	9/15/2027	200,000	198,423
CommScope LLC, Sr. Scd. Notes(c)		9.50	12/15/2031	102,000	105,860
Consolidated Communications, Inc., Sr. Scd. Notes(c)		6.50	10/1/2028	294,000	283,598
EchoStar Corp., Sr. Scd. Bonds(d)		3.88	11/30/2030	36,063	38,021
EchoStar Corp., Sr. Scd. Notes(d)		6.75	11/30/2030	47,187	42,863
EchoStar Corp., Sr. Scd. Notes		10.75	11/30/2029	298,000	320,755
Eutelsat SA, Sr. Unscd. Notes(c)	EUR	9.75	4/13/2029	100,000	97,927
Frontier Communications Holdings LLC, Scd. Notes		5.88	11/1/2029	23,000	22,892
Frontier Communications Holdings LLC, Scd. Notes(c)		6.00	1/15/2030	22,000	21,974
Frontier Communications Holdings LLC, Scd. Notes(c)		6.75	5/1/2029	180,000	181,051
Frontier Communications Holdings LLC, Sr. Scd. Notes(c)		8.63	3/15/2031	47,000	50,028
Frontier Communications Holdings LLC, Sr. Scd. Notes(c)		8.75	5/15/2030	179,000	189,330
Iliad Holding SASU, Sr. Scd. Notes(c)		7.00	4/15/2032	200,000	201,262

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Telecommunication Services — 3.1% (continued)
Iliad Holding SASU, Sr. Scd. Notes(c)		8.50	4/15/2031	480,000	510,895
Level 3 Financing, Inc., Scd. Notes(c)		10.00	10/15/2032	145,000	144,406
Level 3 Financing, Inc., Sr. Scd. Notes(c)		10.50	4/15/2029	278,000	311,193
Level 3 Financing, Inc., Sr. Scd. Notes(c)		10.75	12/15/2030	45,000	50,429
Lumen Technologies, Inc., Sr. Scd. Notes(c)		4.13	4/15/2029	190,825	173,111
Lumen Technologies, Inc., Sr. Scd. Notes(c)		10.00	10/15/2032	198,000	197,059
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	101,000	82,813
Optics BidCo SpA, Sr. Scd. Notes(c)		7.72	6/4/2038	255,000	268,486
PLT VII Finance Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +3.50%)(c),(f)	EUR	6.39	6/15/2031	220,000	228,996
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds(c)	GBP	4.50	7/15/2031	320,000	343,021
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(c)		8.25	10/1/2031	224,000	231,614
					4,740,679
Transportation — .2%
Edge Finco PLC, Sr. Scd. Notes(c)	GBP	8.13	8/15/2031	220,000	282,131
Utilities — .9%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(c)		6.38	2/15/2032	210,000	209,602
Calpine Corp., Sr. Unscd. Notes(c)		4.63	2/1/2029	370,000	349,591
Clearway Energy Operating LLC, Gtd. Notes(c)		3.75	1/15/2032	34,000	29,044
NextEra Energy Operating Partners LP, Sr. Unscd. Notes(c)		7.25	1/15/2029	200,000	204,785

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a),(b)	Value ($)
Bonds and Notes — 86.1% (continued)
Utilities — .9% (continued)
NRG Energy, Inc., Gtd. Notes(c)	6.25	11/1/2034	172,000	168,841
NRG Energy, Inc., Jr. Sub. Bonds(c),(e)	10.25	3/15/2028	300,000	331,660
				1,293,523
Total Bonds and Notes (cost $131,414,590)				131,054,051

Shares
Common Stocks — .0%
Chemicals — .0%
Colouroz/Flint , Cl. A (i),(j) (cost $2)	1,955,210	0

		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)
Floating Rate Loan Interests — 54.1%
Advertising — .4%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month SOFR +5.50%)(f)		9.83	5/21/2029	222,312	217,588
Dotdash Meredith, Inc, Term Loan B-1, (1 Month SOFR +3.50%)(f)		8.05	12/1/2028	192,766	194,453
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)(f)		9.76	4/11/2029	224,326	201,934
					613,975
Aerospace & Defense — .1%
Spirit Aerosystems, Inc., Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.09	1/15/2027	168,838	170,773
Airlines — .1%
JetBlue Airways Corp., Initial Term Loan, (3 Month SOFR +5.50%)(f)		9.85	8/27/2029	129,675	130,918
Automobiles & Components — 1.0%
Clarios Global LP, 2024 Term Loan B, (1-3 Month EURIBOR +3.00%)(f)	EUR	6.06	7/16/2031	664,805	690,600
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month SOFR +5.26%)(f)		9.85	3/30/2027	128,005	120,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Automobiles & Components — 1.0%(continued)
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)(f)	9.85	3/30/2027	307,913	289,247
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)(f)	8.68	3/5/2027	235,212	227,727
Power Stop LLC, Initial Term Loan, (3 Month SOFR +4.75%)(f)	9.36	1/26/2029	69,637	66,364
Realtruck Goup, Inc., Initial Term Loan, (1 Month SOFR +3.61%)(f)	7.97	1/31/2028	102,559	99,697
Realtruck Goup, Inc., Second Amendment Incremental Term Loan, (1 Month SOFR +5.11%)(f)	9.47	1/31/2028	39,700	39,849
				1,534,023
Banks — .1%
Chrysaor BidCo Sarl, USD Delayed Draw Term Loan, (1 Month SOFR +3.50%)(f),(k)	4.00	10/30/2031	7,116	7,185
Chrysaor BidCo Sarl, USD Facility Term Loan B, (3 Month SOFR +3.50%)(f)	8.12	10/30/2031	96,217	97,156
				104,341
Beverage Products — .3%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month SOFR +4.00%)(f)	8.33	3/31/2028	34,650	34,991
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month SOFR +3.51%)(f)	7.84	3/31/2028	486,184	490,623
				525,614
Building Materials — .8%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month SOFR +3.25%)(f)	7.75	4/12/2028	232,601	222,774

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Building Materials — 0.8%(continued)
LSF10 XL BidCo SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)(f)	EUR	6.89	4/10/2028	853,470	838,480
Oscar Acquisition Co. LLC, Term Loan B, (6 Month SOFR +4.25%)(f)		8.50	4/30/2029	149,237	147,897
					1,209,151
Chemicals — 3.2%
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month SOFR +3.75%)(f)		8.09	12/23/2031	127,000	126,683
Flint Group Packaging Inks North America Holdings LLC, Facility Term Loan B, (3 Month SOFR +4.51%)(f)		9.14	12/31/2026	867,894	832,093
Flint Group Topco Ltd., First Lien Facility Term Loan B, (3 Month SOFR +0.36%)(f)		4.99	12/31/2027	475,939	422,696
Flint Group Topco Ltd., Second Lien Facility Term Loan B, (3 Month SOFR +0.36%)(f)		4.99	12/31/2027	2,414,565	458,767
Flint Group Topco Ltd., Second Lien Holdco Facility, (3 Month EURIBOR +0.10%)(f)	EUR	3.24	12/31/2027	101,244	20,188
Herens Holdco Sarl, Euro Term Loan, (3 Month EURIBOR +3.93%)(f)	EUR	6.61	7/3/2028	1,000,000	1,018,841
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month SOFR +4.00%)(f)		8.45	3/15/2029	283,164	283,673
Ineos US Finance LLC, 2031 - II Euro Term Loan, (1 Month EURIBOR +3.50%)(f)	EUR	6.36	6/23/2031	1,500,000	1,558,631
Natgasoline LLC, Initial Term Loan, (6 Month SOFR +3.50%)(f)		6.63	11/14/2025	78,784	78,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Chemicals — 3.2%(continued)
USALCO LLC, Delayed Draw Term Commitment Loan, (3 Month SOFR +3.00%)(f),(k)		4.50	9/30/2031	12,330	12,450
USALCO LLC, Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.36	9/30/2031	119,670	120,842
					4,933,255
Commercial & Professional Services — 6.5%
Albion Financing 3 Sarl, 2024 New Amended Euro Term Loan, (3 Month EURIBOR +4.25%)(f)	EUR	7.50	8/2/2029	2,000,000	2,090,532
American Auto Auction Group LLC, Tranche Term Loan B, (3 Month SOFR +4.50%)(f)		9.01	12/30/2027	165,497	166,807
Catawba Nation Gaming Authority, Term Loan B, (1 Month SOFR +4.75%)(f)		4.75	12/16/2031	80,000	80,351
CIBT Global, Inc., First Lien Term Loan, (3 Month SOFR +1.26%)(f)		5.59	6/1/2024	1,136,823	248,208
Divisions Holding Corp., Term Loan B, (1 Month SOFR +4.86%)(f)		9.22	5/30/2028	143,667	144,385
Envalior Finance GmbH, Facility Term Loan B-1, (3 Month SOFR +5.50%)(f)		10.09	4/3/2030	157,810	150,906
Holding Socotec, USD Term Loan, (1 Month SOFR +3.75%)(f)		4.50	6/2/2028	107,000	107,624
Inspired Finco Holdings Ltd., Term Loan, (1 Month EURIBOR +4.00%)(f)	EUR	6.86	1/2/2029	1,500,000	1,565,918
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, (1 Month SOFR +4.75%)(f),(k)		4.75	11/3/2031	17,900	18,049
Jupiter Buyer, Inc., Initial Term Loan, (1 Month SOFR +4.75%)(f)		9.30	11/3/2031	155,135	156,420

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Commercial & Professional Services — 6.5%(continued)
Modulaire Group Holdings Ltd., Term Loan B, (3 Month EURIBOR +4.18%)(f)	EUR	6.86	12/22/2028	1,000,000	1,033,809
Prometric Holdings, Inc., Term Loan B, (1 Month SOFR +4.86%)(f)		9.22	1/31/2028	160,317	162,597
Ramudden Global Group GmbH, Facility Term Loan B-3, (1 Month EURIBOR + 4.25%)(f)	EUR	7.10	12/12/2029	1,000,000	1,039,232
Raven Acquisition Holdings LLC, 2024 Delayed Draw Commitment Term Loan, (1 Month SOFR +2.25%)(f),(k)		3.25	11/20/2031	12,533	12,577
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.61	11/20/2031	175,467	176,082
Ren10 Holding AB, 2024 Facility Term Loan B-2, (3 Month EURIBOR +3.75%)(f)	EUR	6.63	7/8/2030	1,000,000	1,041,029
Spring Education Group, Inc., Initial Term Loan, (3 Month SOFR +4.00%)(f)		8.33	10/4/2030	206,945	208,497
Trevise Holdings 1, Term Loan B, (1 Month EURIBOR +3.95%)(f)	EUR	6.75	7/31/2029	1,000,000	1,043,510
Vaco Holdings LLC, Initial Term Loan, (3 Month SOFR +5.00%)(f)		9.48	1/22/2029	212,174	196,968
Veritiv Operating Co., Initial Term Loan, (3 Month SOFR +4.50%)(f)		8.83	11/29/2030	189,050	189,877
					9,833,378
Consumer Discretionary — 2.6%
AI Aqua Merger Sub, Inc. FKA Osmosis Buyer Ltd., Initial Term Loan B, (1 Month SOFR +3.50%)(f)		8.05	7/31/2028	359,502	360,253

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Consumer Discretionary — 2.6%(continued)
AI Aqua Merger Sub, Inc. FKA Osmosis Buyer Ltd. , 2025 Refinancing Term Loan B, (1 Month SOFR +3.00%)(f)		3.50	7/31/2028	359,502	360,253
Awaze Ltd., Facility Term Loan B-3, (6 Month EURIBOR +5.00%)(f)	EUR	8.63	5/9/2028	623,154	592,080
Awaze Ltd., Facility Term Loan B-4, (6 Month EURIBOR +5.00%)(f)	EUR	8.63	5/9/2028	376,846	358,054
Bally’s Corp., Facility Term Loan B, (3 Month SOFR +3.51%)(f)		8.14	10/2/2028	46,944	44,515
Crown Finance US, Inc., Initial Term Loan, (1 Month SOFR +5.25%)(f)		9.80	12/2/2031	511,000	511,879
ECL Entertainment LLC, Term Loan B, (1 Month SOFR +3.53%)(f)		7.86	8/30/2030	151,804	152,872
Fitness International LLC, Term Loan B, (1 Month SOFR +5.35%)(f)		9.71	3/30/2027	243,406	245,333
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month SOFR +4.36%)(f),(k)		8.72	4/26/2028	107,272	107,977
Pretzel Parent, Inc., Initial Term Loan, (1 Month SOFR +4.50%)(f)		8.86	10/1/2031	81,000	81,810
Recess Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.09	2/20/2030	391,735	396,020
Tecta America Corp., First Lien Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.47	4/10/2028	467,919	471,037
Windsor Holdings III LLC, 2024 Facility Dollar Refinancing Term Loan B, (1 Month SOFR +3.50%)(f)		7.86	8/1/2030	299,556	303,675
					3,985,758

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Consumer Durables & Apparel — .2%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month SOFR +5.10%)(f)		9.46	3/13/2028	212,141	211,955
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month SOFR +8.75%)(f)		9.25	3/12/2029	66,000	63,030
					274,985
Consumer Staples — .2%
Hunter Douglas Holding BV, Tranche Term Loan B-1, (3 Month SOFR +3.50%)(f)		8.02	2/26/2029	278,976	279,185
Diversified Financials — .7%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)(f)		9.36	3/12/2029	234,279	237,458
Edelman Financial Center LLC, 2024 Refinancing Term Loan, (1 Month SOFR +5.25%)(f)		9.61	10/6/2028	77,000	77,794
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month SOFR +5.00%)(f)		9.55	11/5/2031	146,000	142,761
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)(f)		8.36	7/31/2031	283,614	285,000
Osaic Holdings, Inc., Term Loan B-4, (1 Month SOFR +3.50%)(f)		7.86	8/16/2028	199,001	200,053
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Months SOFR +5.00%)(f)		9.59	6/1/2027	196,695	188,778
					1,131,844
Electronic Components — .7%
ADB Safegate Luxembourg 2 Sarl, Facility Term Loan B, (3 Month EURIBOR +4.75%)(f)	EUR	7.68	10/5/2026	1,000,000	1,018,090
Energy — .9%
Freeport LNG Investments LLP, Initial Term Loan B, (3 Months SOFR +3.50%)(f)		8.38	12/21/2028	572,948	576,394

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Energy — 0.9%(continued)
NGL Energy Operating LLC, Term Loan, (1 Month SOFR +3.75%)(f)		8.11	2/3/2031	107,190	107,648
NGP XI Midstream Holdings LLC, Initial Term Loan, (3 Month SOFR +4.00%)(f)		8.33	7/25/2031	250,000	252,500
Oregon Clean Energy LLC, Facility Term Loan B, (3 Month SOFR +4.00%)(f)		8.32	7/12/2030	52,879	53,126
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)(f)		9.08	6/27/2029	222,752	222,196
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.02	5/10/2029	166,667	168,676
					1,380,540
Environmental Control — .0%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month SOFR +3.75%)(f)		8.11	7/31/2031	4,000	4,035
Financials — .1%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)(f)		9.09	8/7/2028	156,359	156,359
Food Products — 3.1%
Bellis Acquisition Co. PLC, Seven-Year Term Loan B, (6 Month EURIBOR +4.00%)(f)	EUR	4.00	5/14/2031	1,000,000	1,014,558
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)(f)	EUR	7.16	2/15/2027	1,000,000	986,647
Chobani LLC, 2023 Additional Term Loan, (1 Month SOFR +3.75%)(f)		8.11	10/25/2027	85,800	86,605
Golden State Foods LLC, Initial Term Loan, (1 Month SOFR +4.25%)(f)		8.77	12/4/2031	249,000	251,529

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Food Products — 3.1%(continued)
Max US BidCo, Inc., Initial Term Loan, (1 Month SOFR +5.00%)(f)		9.36	10/2/2030	258,050	251,921
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.48%)(f)	EUR	6.66	7/12/2028	2,000,000	2,070,405
					4,661,665
Food Service — .8%
PAX Holdco Spain SL, Term Loan B, (6 Month EURIBOR +5.00%)(f)	EUR	7.64	12/31/2029	1,100,000	1,144,061
Health Care — 9.5%
Alvogen Pharma US, Inc., 2022 New Extended Term Loan, (1 Month SOFR +7.50%)(f)		11.96	6/30/2025	403,791	385,116
Auris Luxembourg III Sarl, Facility Term Loan B-5, (6 Month EURIBOR +4.00%)(f)	EUR	6.69	2/28/2029	1,500,000	1,559,602
Auris Luxembourg III Sarl, Facility Term Loan B-6, (6 Months SOFR +3.75%)(f)		8.18	2/28/2029	277,493	281,136
Bausch Health Cos., Inc., Second Amendment Term Loan, (1 Month SOFR +5.35%)(f)		9.71	2/1/2027	109,437	107,111
Bella Holding Co. LLC, First Lien Initial Term Loan, (1 Month SOFR +3.85%)(f)		8.21	5/10/2028	67,650	68,169
Cerba Healthcare SACA, Incremental TLC Facility Term Loan, (1 Month EURIBOR +3.95%)(f)	EUR	6.81	2/16/2029	1,000,000	899,102
Cidron Aida Finco Sarl, Term Loan B, (3 Month EURIBOR +4.25%)(f)	EUR	7.33	10/22/2031	1,000,000	1,037,471
eResearch Technology, Inc., Tranche Term Loan B-1, (1 Month SOFR +4.00%)(f)		8.36	2/4/2027	431,477	434,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Health Care — 9.5%(continued)
Financiere Verdi I SAS, Facility Term Loan B, (3 Month SOFR +4.50%)(f)	GBP	9.20	4/15/2028	1,500,000	1,721,754
Gainwell Acquisition Corp., Term Loan B, (3 Month SOFR +4.10%)(f)		8.43	10/1/2027	340,818	330,972
Global Medical Response, Inc., 2024 Extended Term Loan, (1 Month SOFR +5.00%)(f)		9.86	10/2/2028	212,177	213,172
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(f)	EUR	6.68	3/3/2028	1,000,000	978,298
Inula Natural Health Group, Senior Facility Term Loan B, (3 Month EURIBOR +3.75%)(f)	EUR	6.43	12/11/2025	903,382	869,487
LifePoint Health, Inc., Term Loan B, (3 Month SOFR +3.75%)(f)		8.41	5/19/2031	258,702	259,942
LifePoint Health, Inc., Term Loan B-2, (3 Month SOFR +3.50%)(f)		7.96	5/19/2031	39,900	40,037
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month SOFR +3.26%)(f)		7.59	3/13/2028	189,045	179,334
Neurapharm Arzneimittel GmbH, Facility Term Loan B-1, (3 Month EURIBOR +3.75%)(f)	EUR	6.81	12/13/2027	633,857	658,531
Neurapharm Arzneimittel GmbH, Facility Term Loan B-2, (3 Month EURIBOR +3.75%)(f)	EUR	6.81	12/13/2027	366,143	380,395
One Call Corp., First Lien Term Loan B, (3 Month SOFR +5.76%)(f)		10.39	4/22/2027	97,495	94,570
Pique BidCo SLU, Term Loan B-3, (1 Month EURIBOR +3.75%)(f)	EUR	6.61	12/18/2030	1,000,000	1,041,169
Radiology Partners, Inc., Term Loan C, (2 Month SOFR +3.76%)(f)		8.28	1/31/2029	314,114	311,209

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Health Care — 9.5%(continued)
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)(f)	EUR	7.36	12/18/2028	1,000,000	875,723
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)(f)		9.84	3/2/2027	147,151	142,681
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)(f)		8.92	10/2/2028	186,106	185,450
VetStrategy Canada Holdings, Incremental Term Loan B-10, (3 Month SOFR +4.75%)(f)		9.08	12/6/2028	990,019	999,147
WCG Intermediate Corp., Term Loan, (1 Month SOFR +3.50%)(f)		7.86	1/8/2027	373,089	375,120
					14,429,377
Industrial — 3.7%
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)(f)	EUR	7.68	12/19/2028	1,326,469	1,380,248
Artera Services LLC, Tranche Term Loan C, (3 Month SOFR +4.50%)(f)		8.83	2/10/2031	156,318	155,221
CPM Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.50%)(f)		9.05	9/28/2028	141,287	137,381
DXP Enterprises, Inc., 2024 Incremental Term Loan, (1 Month SOFR +3.75%)(f)		8.11	10/7/2030	266,475	270,139
Eleda Management AB, Delayed Draw Term Loan, (3 Month EURIBOR +4.00%)(f),(k)	EUR	6.72	4/2/2031	250,000	260,721
Eleda Management AB, Term Loan B, (3 Month EURIBOR +4.00%)(f)	EUR	6.72	4/2/2031	1,250,000	1,303,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Industrial — 3.7%(continued)
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, (1 Month SOFR +6.00%)(f),(k)		8.00	12/21/2029	43,994	44,434
GrafTech Global Enterprises, Inc., Initial Term Loan, (1 Month SOFR +6.00%)(f)		8.00	12/21/2029	76,990	77,760
Radar Bidco Sarl, Eur Term Loan B-2, (3 Month EURIBOR +3.75%)(f)	EUR	6.99	3/31/2031	1,000,000	1,041,677
Revere Power LLC, Term Loan B, (3 Month SOFR +4.40%)(f)		8.73	3/30/2026	180,682	179,158
Revere Power LLC, Term Loan C, (3 Month SOFR +4.40%)(f)		8.73	3/30/2026	15,939	15,805
STS Operating Inc., First Refinancing Term Loan, (1 Month SOFR +4.10%)(f)		8.46	3/25/2031	211,132	212,056
Swissport Stratosphere USA LLC, USD Facility Term Loan B-2, (1 Month SOFR +3.75%)(f)		8.34	3/31/2031	98,705	100,021
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (3 Month SOFR +4.50%)(f)		8.78	2/15/2029	147,974	149,408
TRC Cos. LLC, Term Loan, (1 Month SOFR +3.61%)(f)		7.97	12/11/2028	99,235	100,239
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)(f)		8.22	11/20/2028	224,400	220,874
					5,648,746
Information Technology — 3.1%
AI Silk UK Midco 2 Ltd., Facility Term Loan B, (6 Month EURIBOR +4.75%)(f)	EUR	8.10	3/24/2031	2,000,000	2,069,929
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.85%)(f)		10.21	12/10/2029	112,000	111,369

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Information Technology — 3.1%(continued)
Cloud Software Group, Inc., Initial Dollar Facility Term Loan B, (2-3 Month SOFR +3.50%)(f)		7.83	3/29/2029	164,192	164,882
Dedalus Finance GmbH, Additional Term Loan B-2, (6 Month EURIBOR +3.75%)(f)	EUR	7.37	7/17/2027	1,000,000	1,024,844
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month SOFR +4.76%)(f)		9.09	11/6/2028	146,854	147,772
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month SOFR +3.50%)(f)		8.07	3/2/2028	314,349	309,319
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1-3 Month SOFR +4.10%)(f)		8.69	11/30/2026	188,446	166,628
Inmar, Inc., Initial Term Loan, (1-3 Month SOFR +5.00%)(f)		9.33	10/30/2031	156,071	156,778
Mitchell International, Inc., Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.61	6/17/2031	158,693	158,976
MYOB US Borrower LLC, Initial US Term Loan, (1 Month SOFR +4.00%)(f)		4.00	5/8/2026	86,770	85,773
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, (3 Months SOFR +3.25%)(f)		7.58	10/28/2030	231,586	233,359
Project Alpha Intermediate Holding, Inc., Second Lien Incremental Term Loan, (1 Months SOFR +5.00%)(f)		5.50	11/22/2032	39,000	39,634
West Technology Group LLC, Term Loan B-3, (3 Month SOFR +4.25%)(f)		8.84	4/12/2027	136,552	101,407
					4,770,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Insurance — .5%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month SOFR +3.00%)(f)		7.36	11/6/2030	170,507	171,000
Amynta Agency Borrower, Inc., 2024-1 Refinancing Term Loan, (1 Month SOFR +3.00%)(f)		7.34	12/29/2031	216,664	216,935
OneDigital Borrower LLC, First Lien Term Loan, (1 Month SOFR +3.25%)(f)		7.61	7/2/2031	233,825	234,709
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)(f)		9.61	7/2/2032	61,000	60,866
					683,510
Internet Software & Services — 3.2%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month SOFR +3.35%)(f)		7.71	12/6/2027	296,000	289,731
Cablevision Lightpath LLC, Initial Term Loan, (1 Month SOFR +3.36%)(f)		7.76	11/30/2027	93,777	93,953
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month SOFR +5.00%)(f)		9.52	12/12/2029	84,273	84,870
Ion Trading Finance Ltd., Initial Euro Term Loan, (3 Months EURIBOR +4.25%)(f)	EUR	6.93	4/3/2028	925,199	953,240
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)(f)		8.82	5/3/2028	428,775	429,483
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +6.25%)(f)		10.61	2/23/2029	59,000	58,570
StubHub Holdco Sub LLC, USD Extended Term Loan B, (1 Month SOFR +4.75%)(f)		9.11	3/15/2030	275,025	276,056
The Knot Worldwide, Inc., Amendment No 5 term Loan, (1 Month SOFR +3.75%)(f)		8.11	1/31/2028	357,304	360,209

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Internet Software & Services — 3.2%(continued)
THG Operations Holdings Ltd., Facility Term Loan B, (6 Month EURIBOR +4.50%)(f)	EUR	7.15	12/11/2026	1,000,000	1,024,305
ZPG Ltd., First Lien Facility Term Loan B-3, (1 Month SOFR +5.50%)(f)	GBP	10.20	7/31/2028	1,000,000	1,257,934
					4,828,351
Materials — 1.0%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month SOFR +3.75%)(f)		7.69	7/18/2029	100,060	100,758
Balcan Innovations, Inc., Initial Term Loan B, (1 Month SOFR +4.75%)(f)		9.38	10/20/2031	110,000	110,550
Berling Packaging LLC, 2024- 2 Replacement Term Loan, (1-3 Month SOFR +3.50%)(f)		8.05	6/9/2031	203,295	204,718
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month SOFR +3.18%)(f)		7.53	4/13/2029	273,987	274,843
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month SOFR +3.50%)(f)		7.86	8/16/2029	158,404	160,226
Pregis Topco LLC, First Lien Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.36	7/31/2026	133,594	134,632
ProAmpac PG Borrower LLC, 2024 Term Loan B, (3 Month SOFR +4.00%)(f)		8.66	9/15/2028	464,267	466,298
SupplyOne, Inc., Term Loan B, (1 Month SOFR +3.75%)(f)		8.11	4/21/2031	141,431	142,787
					1,594,812
Media — .2%
DIRECTV Financing LLC, Closing Date Term Loan, (3 Month SOFR +5.26%)(f)		9.85	8/2/2027	141,000	141,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Media — 0.2%(continued)
Gray Television, Inc, Term Loan F, (1 Month SOFR +5.25%)(f)		9.80	6/4/2029	55,860	53,005
Sinclair Television Group, Inc., Term Loan B-3, (1 Month SOFR +3.11%)(f)		7.47	4/3/2028	79,793	65,231
					259,954
Metals & Mining — .1%
American Rock Salt Co. LLC, First Lien Initial Loan, (3 Month SOFR +4.00%)(f)		8.78	6/12/2028	191,009	173,848
Real Estate — .9%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)(f)		7.97	6/2/2028	304,306	301,018
Emeria SASU, Additional Facility Term Loan B-2, (3 Month EURIBOR +5.25%)(f)	EUR	7.98	3/27/2028	1,000,000	937,258
Forest City Enterprises LP, Term Loan B, (1 Month SOFR +3.61%)(f)		7.96	12/8/2025	177,000	173,902
					1,412,178
Retailing — 3.1%
Breitling Financing Sarl, Term Loan B, (3 Month EURIBOR +3.90%)(f)	EUR	6.48	10/23/2028	1,000,000	1,024,010
EG Finco Limited, Additional Facility Term Loan B-2, (3 Month EURIBOR +4.50%)(f)	EUR	4.50	2/7/2028	997,500	1,036,815
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (3 Month SOFR +4.00%)(f)		8.59	1/29/2031	168,725	166,511
Peer Holding III BV, Term Loan B-7, (3 Month EURIBOR +3.25%)(f)	EUR	5.93	11/17/2031	1,000,000	1,042,894
RH, Initial Term Loan, (1 Month SOFR +2.61%)(f)		6.97	10/20/2028	228,818	227,155

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Retailing — 3.1%(continued)
Staples, Inc., Closing Date Term Loan, (2 Month SOFR +5.75%)(f)		10.18	9/10/2029	192,318	184,295
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month SOFR +3.25%)(f)		7.61	10/31/2029	58,000	58,184
Winterfell Financing Sarl, Term Loan, (3 Month EURIBOR +3.43%)(f)	EUR	6.46	5/4/2028	1,000,000	990,247
					4,730,111
Semiconductors & Semiconductor Equipment — .7%
Icon Parent, Inc., Initial Term Loan, (3 Month SOFR +5.00%)(f)		9.52	11/15/2032	42,000	42,770
TIC Bidco Ltd., Covenant Lite Euro Delayed Term Loan, (3 Months EURIBOR +4.00%)(f),(k)	GBP	4.00	6/16/2031	112,676	139,609
TIC Bidco Ltd., Facility Term Loan B-2, (3 Month EURIBOR +4.00%)(f)	EUR	6.87	6/16/2031	887,324	924,162
					1,106,541
Technology Hardware & Equipment — 2.3%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (3 Month SOFR +4.00%)(f)		8.43	12/9/2031	352,740	357,149
Expleo Services, Term Loan B, (6 Month EURIBOR +5.00%)(f)	EUR	8.16	9/28/2027	1,000,000	989,667
Indy US Holdco LLC, Ninth Amendment Dollar Term Loan, (1 Month SOFR +4.75%)(f)		9.11	3/6/2028	843,675	852,111
Kronosnet CX BidCo, Term Loan B, (3 Month EURIBOR +5.75%)(f)	EUR	8.70	10/25/2029	1,000,000	803,110
McAfee Corp., Refinancing Tranche Term Loan B-1, (1 Month SOFR +3.00%)(f)		7.37	3/1/2029	1,718	1,722
Peraton Corp., First Lien Term Loan B, (1 Month SOFR +3.75%)(f)		8.42	2/1/2028	105,054	98,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Technology Hardware & Equipment — 2.3%(continued)
Peraton Corp., Second Lien Term Loan B-1 , (3 Month TSFR +7.85%)(f)		12.36	2/1/2029	391,000	320,049
Vericast Corp., 2024 Extended Term Loan, (6 Month SOFR +7.75%)(f)		12.03	6/15/2030	34,111	32,974
					3,454,800
Telecommunication Services — 2.8%
Altice Financing SA, September 2023 Incremental Term Loan, (3 Month EURIBOR +5.00%)(f)	EUR	8.18	11/1/2027	990,000	861,413
Altice France SA, USD Term Loan B-14, (3 Month SOFR +5.50%)(f)		10.16	8/31/2028	202,017	162,775
Consolidated Communications, Inc., Term Loan B-1, (1 Month SOFR +3.50%)(f)		7.86	10/4/2027	282,043	279,675
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (1 Month SOFR +4.00%)(f)		8.57	1/30/2031	111,298	113,246
Level 3 Financing, Inc., Term Loan B-1, (1 Month SOFR +6.56%)(f)		10.92	4/16/2029	74,500	76,093
Level 3 Financing, Inc., Term Loan B-2, (1 Month SOFR +6.56%)(f)		10.92	4/15/2030	32,500	33,178
Lumen Technologies, Inc., Term Loan B-1, (1 Month SOFR +2.46%)(f)		6.82	4/16/2029	136,115	128,265
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)(f)		6.82	4/15/2030	162,979	152,204
Masorange Finco PLC, (EUR) Term Loan, (6 Month EURIBOR +3.50%)(f)	EUR	6.15	4/18/2031	1,000,000	1,042,350
Odido Holding BV, Facility Term Loan B, (3 Month EURIBOR +3.90%)(f)	EUR	6.58	3/29/2029	1,000,000	1,043,241

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Telecommunication Services — 2.8%(continued)
Windstream Services LLC, 2024 Term Loan, (1 Month SOFR +4.85%)(f)	9.21	10/6/2031	107,000	108,605
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.11%)(f)	7.47	3/9/2027	239,553	224,890
				4,225,935
Transportation — .1%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)(f)	7.85	3/31/2028	241,875	226,978
Utilities — 1.1%
Compass Power Generation LLC, Tranche Term Loan B-3, (1 Month SOFR +3.75%)(f)	8.11	4/16/2029	153,561	155,096
Cornerstone Generation LLC, Term Loan B, (1 Month SOFR +3.25%)(f)	3.25	10/28/2031	151,000	152,510
Eastern Power LLC, Term Loan B, (1 Month SOFR +5.25%)(f)	9.61	4/3/2028	142,245	142,023
Edgewater Generation LLC, Refinancing Term Loan, (1 Month SOFR +4.25%)(f)	8.61	8/1/2030	88,788	90,152
EFS Cogen Holdings I LLC, Advance Term Loan B, (3 Month SOFR +3.61%)(f)	8.11	10/3/2031	226,860	228,278
Hamilton Projects Acquiror LLC, First Lien Term Loan, (1 Month SOFR +3.75%)(f)	8.11	5/30/2031	235,939	238,077
Hamilton Projects Acquiror LLC, Intial Term Loan, (1 Month SOFR +3.00%)(f)	3.50	5/30/2031	235,939	238,077

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(b)	Value ($)
Floating Rate Loan Interests — 54.1% (continued)
Utilities — 1.1%(continued)
Nautilus Power LLC, Term Loan B, (3 Month SOFR +5.51%)(f)	9.84	11/16/2026	136,348	135,909
Potomac Energy Center LLC, Advance Term Loan, (3 Month SOFR +6.26%)(f)	10.59	9/30/2026	217,054	218,953
				1,599,075
Total Floating Rate Loan Interests (cost $88,745,535)				82,236,836

	Shares
Exchange-Traded Funds — .9%
Registered Investment Companies — .9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	9,090	469,953
iShares 5-10 Year Investment Grade Corporate Bond ETF	9,020	464,620
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,300	459,412
Total Exchange-Traded Funds (cost $1,410,015)		1,393,985

	1-Day Yield (%)
Investment Companies — 10.8%
Registered Investment Companies — 10.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(l) (cost $16,402,513)	4.54	16,402,513	16,402,513
Total Investments (cost $237,972,655)		151.9%	231,087,385
Liabilities, Less Cash and Receivables		(51.9)%	(78,920,289)
Net Assets		100.0%	152,167,096

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)	Security, or a portion thereof, has been pledged as collateral for the Fund’s Revolving Credit and Security Agreement.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2024, these securities amounted to $125,011,746 or 82.2% of net assets applicable to
Common Stockholders.

(d)	Payment-in-kind security and interest may be paid in additional par.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)
Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	The fund held Level 3 securities at December 31, 2024. These securities were valued at $0 or .0% of net assets.
(j)	Non-income producing security.
(k)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(l)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	55,157,296	Euro	52,135,000	1/24/2025	1,101,801
Euro	4,200,000	United States Dollar	4,375,056	1/24/2025	(20,341)
United States Dollar	11,095,481	Euro	10,515,000	1/28/2025	191,422
United States Dollar	3,529,459	British Pound	2,795,000	1/28/2025	31,230
British Pound	675,000	United States Dollar	852,374	1/28/2025	(7,542)
Euro	1,850,000	United States Dollar	1,926,755	1/28/2025	(8,304)
United States Dollar	3,719,565	British Pound	2,945,000	1/28/2025	33,596
United States Dollar	49,174,907	Euro	46,620,000	1/28/2025	829,948
United States Dollar	1,419,251	Euro	1,345,000	1/28/2025	24,485
Gross Unrealized Appreciation					2,212,482
Gross Unrealized Depreciation					(36,187)
See notes to statement of investments.

Statement of Investments
BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
December 31, 2024 (Unaudited)

The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	4,109,586	—	4,109,586
Equity Securities - Common Stocks	—	—	0	0
Corporate Bonds and Notes	—	126,944,465	—	126,944,465
Exchange-Traded Funds	1,393,985	—	—	1,393,985
Floating Rate Loan Interests	—	82,236,836	—	82,236,836
Investment Companies	16,402,513	—	—	16,402,513
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	2,212,482	—	2,212,482
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(36,187)	—	(36,187)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation  Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At December 31, 2024, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2024 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2024 are set forth in the Statement of Investments.
At December 31, 2024, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $4,708,975, consisting of $5,547,748 gross unrealized appreciation and $10,256,723 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.